COMMITMENTS AND CONTINGENCIES Q (Details)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 04, 2025 USD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2025 USD ($) company	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) contract company	Sep. 30, 2024 USD ($)	Dec. 31, 2028 USD ($)	Dec. 31, 2027 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2024 USD ($) company contract
Other Commitments [Line Items]
Number of VIE portfolio companies | company				7,000		7,000					7,000
Unfunded Commitments				$ 55,600,000		$ 55,600,000					$ 69,000,000.0
Legal provision accrued				$ 149,400,000		$ 149,400,000					$ 182,000,000
Discount rate for legal provision				4.30%		4.30%
Undiscounted amount of the settlement				$ 160,000,000.0		$ 160,000,000.0
Distributions				9,400,000	$ 9,600,000	49,300,000	$ 55,300,000
Contributions to subsidiaries related to crypto asset activities		$ 20,000,000	$ 523,000,000			$ 634,800,000
Percentage of capital gains to be recognized						90.00%
Subleases
Other Commitments [Line Items]
Number of sublease contracts | contract						3					3
Forecast
Other Commitments [Line Items]
Payments for legal settlement								$ 60,000,000.0	$ 60,000,000.0	$ 40,000,000.0
Indemnifications
Other Commitments [Line Items]
Loss contingency accrual				0		$ 0					$ 0
Credit Facility Funding and Delayed Trading Settlements
Other Commitments [Line Items]
Other commitments				80,000,000.0		80,000,000.0					60,000,000.0
Amounts funded for other commitments				79,900,000		79,900,000					39,900,000
Facility Construction Improvements
Other Commitments [Line Items]
Other commitments				$ 908,800,000		$ 908,800,000					$ 9,100,000
Subsequent Event
Other Commitments [Line Items]
Amount funded to VIEs	$ 1,500,000